Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of Earnings per Share ("EPS")
For the years ended December 31, 2024, 2023 and 2022, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Basic EPS
Net income attributable to parent company as reported	1,557	4,211	3,960
Weighted average number of shares outstanding	901,210,072	903,513,952	905,606,885
Basic EPS	1.73	4.66	4.37
Diluted EPS
Net income attributable to parent company as reported	1,557	4,211	3,960
add-back interest expense, net of income tax effect	1	1	2
Net income attributable to parent company as adjusted	1,558	4,212	3,962
Weighted average shares outstanding	901,210,072	903,513,952	905,606,885
Dilutive effect of stock awards	4,310,211	6,858,815	6,789,662
Dilutive effect of convertible bonds	33,825,000	33,825,000	33,825,000
Number of shares used in calculating diluted EPS	939,345,283	944,197,767	946,221,547
Diluted EPS	1.66	4.46	4.19